CASH HELD IN ESCROW (Details) - USD ($)	Nov. 17, 2017	Nov. 13, 2017	Dec. 31, 2016
Cash held in escrow			$ 70,000,000
Litigation damages and interest awarded	$ 112,519,117
CardiAQ
Cash held in escrow		$ 70,000,000
Amount released from escrow		70,000,000
Litigation damages and interest awarded		$ 112,000,000